Fair Value Measurements (Details) - USD ($)		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net Asset Value Per Share	$ 1	$ 1
Percentage of risk free rate warrants liabilities	3.80%	3.80%
Percentage of volatility rate warrants liabilities	55.00%	55.00%
Debt Conversion, Converted Instrument, Amount		$ 67,379,000	$ 0	$ 0
Debt Conversion Converted Instrument Amount2At Fair Value	$ 67,400,000
Percentage Of Discount Rate On Debt Instrument		23.70%
Percentage of volatility warrants rate	55.00%
Fair Value Of Common Stock	$ 263,000,000
Convertible Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument face amount	20,000,000	$ 20,000,000
Convertible Debt [Member] | Affiliated Entity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument face amount	10,000,000	10,000,000
Debt Conversion, Converted Instrument, Amount	$ 43,900,000
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected Term Range	4 years 9 months 18 days
Percentage of risk free interest warrants decrease	3.90%
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected Term Range	0 years
Percentage of risk free interest warrants decrease	3.60%
Second Lien Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Line of credit facility, average outstanding amount	$ 10,000,000	10,000
Second Lien Loans [Member] | Convertible Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument face amount	$ 43,900,000	$ 43,900,000
Second Lien Loans [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, Exercise Price, Increase	$ 3.54
Second Lien Loans [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, Exercise Price, Decrease	$ 0.01